Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2021 and 2020 consisted of:

Related Party	Relationship with the Company
Judge Asia	Noncontrolling interest shareholder of JAJI China before November 9, 2019
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
CareerWin	Noncontrolling interest shareholder of JAJI HR before January 28, 2021
Srustijeet Mishra	Noncontrolling interest shareholder of Ridik Pte. before January 29, 2021
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
CLPS Lihong	Equity investee of the Company

(a) Related party balances

The balances due from and due to related parties were as follows:

	As of June 30,
	2021	2020
Due from related parties:
EMIT	$152,367	$-
Beijing Bright	393,761	-
Raymond Ming Hui Lin	-	169,185
Total	$546,128	$169,185

Due from related parties mainly represents loan provided to EMIT and software development fee prepaid to Beijing Bright.

	As of June 30,
	2021	2020
Due to related parties:
EMIT	$183,148	$-

Due to related partied mainly represents the unpaid consulting service fee.

(b) Related party transactions

		For the year ended,
		2021	2020	2019
a)	Consulting services provided to the related parties
	CareerWin	$-	$165,161	$-
	CLPS Lihong	269,472	-	-
		$269,472	$165,161	$-

b)	Services provided by the related parties
	CareerWin	$-	$195,817	$-
	Beijing Bright	604,033	165,040	-
	EMIT	758,976	209,318	-
		$1,363,009	$570,175	$-

c)	Loans provided to the related parties
	CLPS Lihong	$-	$149,341	$820,982
	EMIT	151,783	28,446	-
		$151,783	$177,787	$820,982
d)	Repayment of loans from the related parties
	CLPS Lihong	$-	$149,341	$820,982
	EMIT	-	28,446	-
		$-	$177,787	$820,982
e)	Interest income received from the related party
	CLPS Lihong	-	2,328	33,096
		$-	$2,328	$33,096

The CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company provided joint guarantee to the revolving credit facility entered by the Company with China Merchants Bank on June 22, 2018 and December 16, 2019 (Note 10).

Srustijeet Mishra, the former noncontrolling interest shareholder of Ridik Pte. provided guarantee to a credit facility up to $86,071 (SGD 120,000) entered by the Company with Development Bank of Singapore on April 20, 2018 (Note 10).